Consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Financial Liabilities Designated at Fair Value Through Profit or Loss and Investment Contract Liabilities [Abstract]
of which: Senior long-term debt issuances	€ 2,800	€ 1,600
of which: Repayments and extinguishments	921	505
Senior long-term debt [Abstract]
of which: Issuances	15,400	21,100
of which: Repayments and extinguishments	24,100	21,700
Total non-cash changes for Subordinated Long Term Debt	(130)
of which: Driven by FX movements	(151)
of which: Driven by FV changes	18
Non-cash changes for Trust Preferred Securities	13
of which: Driven by FV Changes	10
Cash and cash equivalents comprise [Abstract]
Of which at Russian Central Bank	652	554
Of which Demand Deposit at Russian Central Bank	30	27
Interest earning time deposits with central banks	19,100	20,500
Interest earning time deposits with banks	€ 2,000	€ 1,800